Worldwide Health Sciences Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

(Expressed in United States Dollars)


Common Stocks and Warrants-- 96.80%

                                                                   Percentage of
Security                            Shares        Value            Net Assets
--------------------------------------------------------------------------------

Major Capitalization - Europe -- 18.79%
--------------------------------------------------------------------------------
Altana                              119,900   $  9,584,332            4.94%
Ares-Serono                           3,350      5,023,002            2.59%
Astra AB Class A                    300,000      6,057,386            3.12%
Novartis                              4,400      8,020,459            4.13%
Sanofi SA                            68,700      7,791,356            4.01%
--------------------------------------------------------------------------------
                                              $ 36,476,535           18.79%
--------------------------------------------------------------------------------

Major Capitalization - Far East -- 10.51%
--------------------------------------------------------------------------------
Banyu Pharmaceutical Co.            307,000   $  4,017,209            2.07%
Eisai Co., Ltd.                     375,000      6,572,426            3.39%
Fujisawa Pharmaceutical             600,000      6,043,063            3.11%
Sankyo Co., Ltd.                    140,000      3,763,829            1.94%
--------------------------------------------------------------------------------
                                              $ 20,396,527           10.51%
--------------------------------------------------------------------------------

Major Capitalization - North America -- 24.63%
--------------------------------------------------------------------------------
Biochem Pharma, Inc.                250,000   $  5,609,375            2.89%
Biogen, Inc.*                       150,000      6,618,750            3.41%
Centocor, Inc.*                     200,000      7,212,500            3.72%
Genzyme Corp.*                      250,000      7,390,625            3.81%
Immunex Corp.*                      100,000      5,912,500            3.05%
Merck & Co., Inc.                    25,000      3,189,063            1.64%
Pharmacia & Upjohn, Inc.*           200,000      7,912,499            4.08%
Warner-Lambert Co.                   27,000      3,948,750            2.03%
--------------------------------------------------------------------------------
                                              $ 47,794,062           24.63%
--------------------------------------------------------------------------------

Specialty Capitalization - Europe -- 6.83%
--------------------------------------------------------------------------------
Cambridge Antibody
Technology, Ltd.                    521,040   $  3,348,625            1.73%
Cambridge Antibody
Technology, Ltd. - Warrants*/(a)/    15,500         24,112            0.01%
Celltech Group, PLC*                375,000      1,853,888            0.95%
Ethical Holdings ADR*               150,000        150,000            0.08%
Swiss Serum Institute*                  420      7,871,869            4.06%
--------------------------------------------------------------------------------
                                              $ 13,248,494            6.83%
--------------------------------------------------------------------------------

Specialty Capitalization - Far East -- 6.36%
--------------------------------------------------------------------------------
Amrad Corp., Ltd.*                1,110,658   $  1,959,167            1.01%
Biota Holdings, Ltd.*             1,100,000      2,910,551            1.50%
Biota Holdings, Ltd. -
Warrants*/(a)/                       78,738        129,917            0.07%
Rohto Pharmaceutical                500,000      4,044,570            2.08%
Teikoku Hormone Manufacturing       550,000      3,293,152            1.70%
--------------------------------------------------------------------------------
                                              $ 12,337,357            6.36%
--------------------------------------------------------------------------------

Specialty Capitalization - North America -- 29.68%
--------------------------------------------------------------------------------
Agouron Pharmaceuticals, Inc.*      190,000   $  7,006,250            3.61%
Alexion Pharmaceuticals, Inc.*      270,000      3,611,250            1.86%
Aviron*                             125,000      3,140,625            1.62%
Axys Pharmaceuticals, Inc.*         250,000      2,125,000            1.09%
CytoTherapeutics, Inc.*             335,000      1,172,500            0.60%
Gilead Sciences, Inc.*              170,000      6,088,125            3.14%
Human Genome Sciences, Inc.*        100,000      4,250,000            2.19%
Incyte Pharmaceuticals, Inc.*       150,000      6,825,000            3.52%
Lynx Therapeutics, Inc.*            110,300      1,640,713            0.85%
Millennium Pharmaceuticals*         250,000      5,031,250            2.59%
Neurocrine BioScience, Inc.         130,000      1,072,500            0.55%
Pharmacopeia, Inc.*                 175,000      3,325,000            1.71%
Premier Research Worldwide*         235,000      1,762,500            0.91%
SangStat Medical Corp.*             125,000      3,828,125            1.97%
Vertex Pharmaceuticals, Inc.*       180,000      6,727,500            3.47%
--------------------------------------------------------------------------------
                                              $ 57,606,338           29.68%
--------------------------------------------------------------------------------

Total Common Stocks and Warrants
  (identified cost $162,152,999)              $187,859,313
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


Preferred Stocks -- 3.76%

                                                                 Percentage of
Security                           Shares       Value            Net Assets
--------------------------------------------------------------------------------

Specialty Capitalization - North America -- 3.76%
--------------------------------------------------------------------------------
Abgenix, Inc./(a)(b)/              276,923   $  1,800,000            0.93%
Ontogeny, Inc./(a)(b)/             600,000      1,500,000            0.77%
Orchid Biocomputer, Inc./(a)(b)/   180,180      1,999,998            1.03%
Tularik, Inc.*/(a)(b)/             200,000      2,000,000            1.03%
--------------------------------------------------------------------------------
                                             $  7,299,998            3.76%
--------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost $7,299,998)               $  7,299,998
--------------------------------------------------------------------------------

Total Investments
  (identified cost $169,452,997)             $195,159,311          100.56%
--------------------------------------------------------------------------------

Other Assets, Less Liabilities               $ (1,091,255)          (0.56)%
--------------------------------------------------------------------------------

Net Assets                                   $194,068,056          100.00%
--------------------------------------------------------------------------------
*     Non-income producing security.
/(a)/ Restricted Security (Note 7)
/(b)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities




As of February 28, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $169,452,997)                         $195,159,311
Cash                                                                 243
Dividends receivable                                              12,960
Deferred organization expenses (Note 1E)                           9,435
--------------------------------------------------------------------------------
Total assets                                                $195,181,949
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 6)                                $  1,094,000
Payable to affiliate for Trustees' fees (Note 2)                   1,122
Accrued expenses                                                  18,771
--------------------------------------------------------------------------------
Total liabilities                                           $  1,113,893
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $194,068,056
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $168,361,742
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          25,706,314
--------------------------------------------------------------------------------
Total                                                       $194,068,056
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1998
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $15,694)                   $    201,892
--------------------------------------------------------------------------------
Total income                                                $    201,892
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $    577,920
Administration fee (Note 2)                                      219,381
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                          2,705
Custodian fee (Note 1D)                                          187,671
Legal and accounting services                                      4,908
Amortization of organization expenses (Note 1E)                    1,206
Miscellaneous                                                      1,995
--------------------------------------------------------------------------------
Total expenses                                              $    995,786
--------------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee (Note 1D)                    $    185,896
--------------------------------------------------------------------------------
Total expense reductions                                    $    185,896
--------------------------------------------------------------------------------

Net expenses                                                $    809,890
--------------------------------------------------------------------------------

Net investment loss                                         $   (607,998)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $  5,798,459
    Foreign currency transactions                                (90,194)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                $  5,708,265
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $  3,685,105
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $  3,685,105
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  9,393,370
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $  8,785,372
--------------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


                               Six Months Ended
Increase (Decrease)            February 28, 1998         Year Ended
in Net Assets                  (Unaudited)               August 31, 1997
------------------------------------------------------------------------
From operations --

    Net investment loss             $   (607,998)         $   (756,950)

    Net realized gain on
        investment transactions        5,708,265             1,806,693

    Net change in unrealized
        appreciation (depreciation)
        of investments                 3,685,105            22,021,209
------------------------------------------------------------------------
Net increase in net assets
    from operations                 $  8,785,372          $ 23,070,952
------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 52,816,274          $160,659,674
    Withdrawals                      (20,250,578)          (31,113,638)
------------------------------------------------------------------------
Net increase in net assets from
    capital transactions            $ 32,565,696          $129,546,036
------------------------------------------------------------------------

Net increase in net assets          $ 41,351,068          $152,616,988
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of period              $152,716,988          $    100,000
------------------------------------------------------------------------
At end of period                    $194,068,056          $152,716,988
------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                            Six Months Ended
                                            February 28, 1998    Year Ended
                                            (Unaudited)          August 31, 1997
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                             1.13%+            1.25%
Expenses after custodian fee reduction               0.92%+            1.18%
Net investment loss                                 (0.69)%+          (0.81)%
Portfolio Turnover                                      9%               14%
--------------------------------------------------------------------------------
Average commission rate (per share)(1)             $ 0.0415        $ 0.0438
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $194,068        $152,717
--------------------------------------------------------------------------------
 +  Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Expressed in United States Dollars)



1   Significant Accounting Policies
   -----------------------------------------------------------------------------
    Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

    B Income -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

    C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirement, (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

    E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)




I   Other -- Investment transactions are accounted for on a trade date basis.

J   Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
    Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. ("OrbiMed") serves as the Investment Adviser of the Portfolio. Under this agreement OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% (annualized) of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1998, the fee was equivalent to 0.66% (annualized) of the Portfolio's average daily net assets and amounted to $577,920.

    Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998, the administration fee was 0.25% (annualized) of average net assets.

    Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment

    Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 1998, no significant amounts have been deferred.

3   Investments
   -----------------------------------------------------------------------------
    Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $57,946,664 and $15,851,514, respectively for the six months ended February 28, 1998.

4   Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, were as follows:


     Aggregate cost                                           $169,452,997
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                             $35,272,488

     Gross unrealized depreciation                              (9,566,174)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                               $25,706,314
     ---------------------------------------------------------------------------


5   Risks Associated with Foreign Investments
   -----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S.

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)



    companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Line of Credit
   -----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios and funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $1,094,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1998.

7   Restricted Securities
   -----------------------------------------------------------------------------
    At February 28, 1998, the Portfolio owned the following securities (representing 3.84% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                               Date of
    Description                Acquisition    Shares       Cost     Fair Value
    ----------------------------------------------------------------------------

    Preferred Stocks
    ----------------------------------------------------------------------------
    Abgenix                       12/18/97  276,923  $1,800,000   $1,800,000
    Ontogeny, Inc.                 3/13/97  600,000   1,500,000    1,500,000
    Orchid Biocomputer            12/19/97  180,180   1,999,998    1,999,998
    Tularik, Inc.                 10/14/96  200,000   2,000,000    2,000,000
    ----------------------------------------------------------------------------

                                                     $7,299,998   $7,299,998
    ----------------------------------------------------------------------------


    Warrants
    ----------------------------------------------------------------------------
    Cambridge Antibody            08/28/96   15,500     $31,000      $24,112
      Technology

    Biota Holding                 12/18/95   78,738           0      129,917
    ----------------------------------------------------------------------------

                                                        $31,000     $154,029
    ----------------------------------------------------------------------------

Worldwide Health Sciences Portfolio as of February 28, 1998

INVESTMENT MANAGEMENT

Worldwide Health Sciences Portfolio


                    Officers
                    James B. Hawkes
                    President and Trustee

                    Samuel D. Isaly
                    Vice President and
                    Portfolio Manager

                    Raymond O'Neill
                    Vice President

                    Michel Normandeau
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary


                    Independent Trustees
                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    President and Director, United Asset
                    Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant